INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses for Future Periods) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
For the year ending
2016	$ 12,775
2017	7,898
2018	5,038
2019	1,835
2020	742
2021 and thereafter	1,230
Net Carrying Amount	$ 29,518	$ 33,890	$ 18,533